Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity Shell Company	false
Entity File Number	001-39340
Entity Registrant Name	Agora, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Floor 8, Building 12
Entity Address, Address Line Two	Phase III of ChuangZhiTianDi
Entity Address, Address Line Three	333 Songhu RoadYangpu District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Central Index Key	0001802883
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
Entity Emerging Growth Company	false
Entity Address, Postal Zip Code	333
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	PricewaterhouseCoopers Zhong Tian LLP
Document Shell Company Report	false
Amendment Description	Explanatory Note Agora, Inc. (the “Company”) is filing this Amendment No. 1 to Form 20-F (this “Amendment No. 1”) to amend its annual report on Form 20-F for the fiscal year ended December 31, 2021, which was filed with the Securities and Exchange Commission on April 28, 2022 (the “Original Filing”). This Amendment No. 1 is being filed solely for the purpose of updating the information in Item 16G of Part II of the Original Filing regarding the Company’s reliance on home country practices. Accordingly, Item 16G of Part II of the Original Filing is hereby restated and replaced in its entirety in accordance with Rule 12b-15 promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). In addition, pursuant to Rule 12b-15 under the Exchange Act, the Company is including Item 19 of Part III with this Amendment No. 1 solely to file the certifications required under the Sarbanes-Oxley Act of 2002. Except as described above or as otherwise expressly indicated herein, no other change has been made to the Original Filing. This Amendment No. 1 continues to speak as of the date of the Original Filing and other than as set forth above, it does not, and does not purport to, amend, update or restate any other information or disclosure included in the Original Filing, or reflect any events that have occurred since the date thereof.
Business Contact
Document Information [Line Items]
Contact Personnel Name	Jingbo Wang
Entity Address, Address Line One	Floor 8, Building 12
Entity Address, Address Line Two	Phase III of ChuangZhiTianDi
Entity Address, Address Line Three	333 Songhu RoadYangpu District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
City Area Code	86-400
Local Phone Number	632-6626
Entity Address, Postal Zip Code	333
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, with a par value of US$0.0001 each*
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	387,302,624
No Trading Symbol Flag	true
Common Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	76,179,938
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares (each American depositary shares representing four Class A ordinary share, par value US$0.0001 each)
Trading Symbol	API
Security Exchange Name	NASDAQ